Segment Information	12 Months Ended
Mar. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 22 — SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. Based on the management approach as defined in IFRS 8, the Chief Operating Decision Maker evaluates the Group’s performance based on two segments i.e. Cable Services and Telemedicine Services.

The Group has only two reportable segments:

a.      Cable Business

b.      Telemedicine Services

A. Information about Primary Segments

(In USD)
Particulars	Cable business		Telemedicine Services		Total
	For the year ended 31 March 2023	For the year ended 31 March 2022	For the year ended 31 March 2023	For the year ended 31 March 2022	For the year ended 31 March 2023	For the year ended 31 March 2022
Revenue
Extrenal revenue	19,008,184	—	—	50,630	19,008,184	50,630
Other income	385,145	14,392,091	—	159,712	385,145	14,552,533
Intersegment revenue
Total	19,393,329	14,392,091	—	210,342	19,393,329	14,603,163

Segment result	3,615,219	3,754,916	—	(51,868)	3,615,219	3,703,048
Unallocated corporate expenses	—	—	—	—	(2,964,942)	(3,122,485)
Less: Interest and finance charges	(1,612,180)	(2,156,651)	—	—	(1,612,180)	(2,156,651)
Less: Loss on deconsolidation of subsidary	—	—	—	—	(192,776)	—
Add : Interest income	19,123	—	—	—	19,123	—
Add: Unallocated exceptional items gain/(loss)	—	—	—	—	—	—
Add: Unallocated other income	—	—	—	—	22,766	1,753,589
Profit from continuing operations	2,022,162	1,598,265	—	(51,868)	(1,112,790)	176,911
Profit from discontinuing operations	—	—	—	—	—	—
Profit for the year	2,022,162	1,598,265	—	(51,868)	(1,112,790)	176,911
	Cable business		Telemedicine services		Total
Other Information	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Segment assets	13,283,246	86,291,186	236,109	236,109	13,519,355	86,527,295
Unallocated corporate assets	—	—	—	—	13,427,986	301,622
Total assets	13,283,246	86,291,186	236,109	236,109	26,947,341	86,828,917
Segment liabilities	10,643,047	72,523,353	—	—	10,643,047	72,523,353
Unallocated corporate liabilities		—	—	—	5,465,357	2,096,790
Total liabilities	10,643,047	72,523,353	—	—	16,108,404	74,620,143
	Cable business		Telemedicine Services		Total
	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Capital expenditure on:
Tangible assets	11,074,810	—	—	—	11,074,810	—
Intangible assets	1,087,490	59,227,749	—	228,500	1,087,490	59,456,249
Depreciation expense*	680,013	—	—	—	680,013	—
Amortisation expense*	16,211	11,894,518	—	—	16,211	11,894,518

____________

*        Note: Excluding unallocated depreciation and amortisation.

B. Additional information by geographies

a) Revenue as per Geographical Markets:

	Domestic		Overseas
Segment	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Cable business	19,393,329	14,392,091	—	—
Telemedicine Services	—	210,342	—	—
Total	19,393,329	14,602,433	—	—

b) Long Lived Assets (non-current assets) as per geographical markets:

	Domestic		Overseas
Segment	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Cable business	20,456,032	35,197,591	—	—
Telemedicine Services	—	228,500	—	—
Unallocated	—	—	—	—
Total	20,456,032	35,426,091	—	—

c) Revenue as per Customers (more than 10% of revenue):

	Domestic		Overseas
Segment	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2023	For the year ended March 31, 2022
Cable business	—	14,392,091	—	—
Telemedicine Services	—	—	—	—
Total	—	14,392,091	—	—